                             Janus Investment Fund
                                Janus Orion Fund

                        Supplement dated August 29, 2007
                      to Currently Effective Prospectuses

Effective January 1, 2008, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus relating to portfolio management of Janus Orion Fund:

       John Eisinger is Portfolio Manager of Janus Orion Fund, which he has managed since January 2008. Mr. Eisinger is also Portfolio Manager of other Janus accounts. He joined Janus Capital in April 2003 as an equity research analyst. Prior to joining Janus Capital, Mr. Eisinger was an equity analyst for Palantir Partners LP. Mr. Eisinger holds a Bachelor's degree (summa cum laude) in Finance from Boston College, Carroll School of Management.

Ron Sachs, the current portfolio manager for Janus Orion Fund, will work with John Eisinger to ensure a smooth transition of the Fund.


                Please retain this Supplement with your records.

                             Janus Investment Fund
                               Janus Twenty Fund

                        Supplement dated August 29, 2007
                      to Currently Effective Prospectuses

Effective January 1, 2008, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectus relating to portfolio management of Janus Twenty Fund:

       Ron Sachs, CFA, is Portfolio Manager of Janus Twenty Fund, which he has managed since January 2008. Mr. Sachs was Portfolio Manager of Janus Triton Fund from its inception (February 2005) to February 2006, and Janus Orion Fund from its inception (June 2000) to December 2007. Mr. Sachs is also Portfolio Manager of other Janus accounts. Mr. Sachs joined Janus Capital in 1996 as a research analyst. Mr. Sachs holds a Bachelor's degree (cum laude) in Economics from Princeton and a law degree from the University of Michigan. Mr. Sachs holds the Chartered Financial Analyst designation.

Scott Schoelzel, the current portfolio manager for Janus Twenty Fund, will remain with Janus Capital through the end of 2007 to ensure a smooth transition of the Fund.

Effective January 1, 2008, references to Scott Schoelzel are deleted.


                Please retain this Supplement with your records.